Trade and Other Receivables (Details) - USD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Trade and Other Receivables [Abstract]
Trade receivables	[1]	$ 49,485	$ 15,081
GST/QST receivable from taxation authorities		4,103	6,396
Other receivables - provisional pricing adjustments	[2]	0	103
Other receivables		689	158
Total trade and other receivables	[3]	54,277	21,738
Comprising [Abstract]
Current		54,277	21,738	[4]
Non-current		0	0
Net of allowance for expected credit losses		$ 1,100	$ 1,100
Maximum payable term of trade receivables		45 days

[1]	The amount relating to contract balances as at 30 June 2026 is $49.5 million (2025: $15.1 million).
[2]	Refer Note 5 (a) for details on provisional pricing adjustments.
[3]	Net of allowances for expected credit losses of $1.1 million (2025: $1.1 million).
[4]	Refer to Note 2 (a) for details on translation of prior period comparatives to United States dollars to conform with changes in presentation currency.